Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2025	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Share price	$ 0.74	$ 0.37
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.56%	3.70%
Expected volatility	56.00%	42.00%
Remaining term (in years)	2 months 12 days	6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.89%	4.01%
Expected volatility	97.00%	44.00%
Remaining term (in years)	1 year 2 months 12 days	1 year 4 months 24 days